Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - Pension Plans [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Payment to deferred vested participants	$ 242
Accumulated benefit obligation for all pension plans	$ 4,300	$ 4,300